UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                         UBS Event & Equity Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2006

                        UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM






                                   YEAR ENDED
                               DECEMBER 31, 2006




                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................     1

Statement of Assets, Liabilities and Members' Capital.....................     2

Statement of Operations...................................................     3

Statements of Changes in Members' Capital.................................     4

Statement of Cash Flows...................................................     5

Notes to Financial Statements.............................................     6

Schedule of Portfolio Investments.........................................    13

[GRAPHIC OMITTED] ERNST & YOUNG LLP

[GRAPHIC OMITTED]  ERNST & YOUNG LLP
                   5 Times Square
                   New York, New York 10036-6530

[GRAPHIC OMITTED]  Phone: (212) 773-3000
                   www.ey.com

To the Members and Board of Directors of UBS Event & Equity Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Event & Equity Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2006, and the related statement of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and others or by the other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Event & Equity Fund, L.L.C. at December 31, 2006, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


New York, NY
February 26, 2007

                   A MEMBER PRACTICE OF ERNST & YOUNG GLOBAL

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $244,500,000)      $ 345,772,453
Cash and cash equivalents                                              2,537,983
Receivable from Investment Funds                                      29,975,179
Advance subscription in Investment Fund                                3,500,000
Interest receivable                                                        9,165
Other assets                                                                 699
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         381,795,479
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                29,060,817
   Credit facility payable                                               720,000
   UBS Admin fee                                                         385,556
   Professional fees                                                     187,574
   Administration fee                                                     67,212
   Other                                                                  73,681
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     30,494,840
--------------------------------------------------------------------------------

NET ASSETS                                                         $ 351,300,639
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 250,028,186
Accumulated net unrealized appreciation on investments               101,272,453
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $ 351,300,639
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statments.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    230,644
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 230,644
-------------------------------------------------------------------------------

EXPENSES

Loan Interest                                                           361,724
UBS Admin fee                                                         4,446,379
Administration fee                                                      371,289
Professional fees                                                       207,140
Other                                                                   199,622
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        5,586,154
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (5,355,510)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                   18,883,608
Change in net unrealized appreciation/depreciation
   from investments                                                  33,728,942
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    52,612,550
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     $ 47,257,040
-------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statments.

                                                                                               UBS EVENT & EQUITY FUND, L.L.C.
                                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                        YEARS ENDED DECEMBER 31, 2006 AND 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                    UBS Fund
                                                                 ADVISOR, L.L.C.           MEMBERS                   TOTAL
-------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                              $ 1,180,263             $ 342,550,541           $ 343,730,804

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                   (256)               (5,152,779)             (5,153,035)
  Net realized gain from investments                                     148                 2,936,549               2,936,697
  Change in net unrealized
         appreciation/depreciation from investments                      713                14,462,796              14,463,509
Incentive allocation                                                 629,913                  (629,913)                      -
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                     630,518                11,616,653              12,247,171
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                     -                63,278,866              63,278,866
  Members' withdrawals                                            (1,161,808)              (77,338,729)            (78,500,537)
  Offering Costs                                                          (4)                  (76,883)                (76,887)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                (1,161,812)              (14,136,746)            (15,298,558)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                              $ 648,969             $ 340,030,448             340,679,417
-------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                   (233)               (5,355,277)             (5,355,510)
  Net realized gain from investments                                   1,138                18,882,470              18,883,608
  Change in net unrealized
         appreciation/depreciation from investments                    2,600                33,726,342              33,728,942
Incentive allocation                                               2,362,074                (2,362,074)                      -
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                   2,365,579                44,891,461              47,257,040
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                     -                32,713,241              32,713,241
  Members' withdrawals                                              (740,796)              (68,596,198)            (69,336,994)
  Offering Costs                                                          (1)                  (12,064)                (12,065)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  (740,797)              (35,895,021)            (36,635,818)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                            $ 2,273,751             $ 349,026,888           $ 351,300,639
-------------------------------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statments.

                                                                  UBS EVENT & EQUITY FUND, L.L.C.
                                                                          STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31, 2006

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                             $  47,257,040
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                               (87,250,000)
Proceeds from disposition of investments                                                82,110,607
Net realized gain from investments                                                     (18,883,608)
Change in net unrealized appreciation/depreciation from investments                    (33,728,942)
Changes in assets and liabilities:
    Decrease in assets:
      Receivable from investments                                                       47,197,125
      Advance subscription in investments                                               26,500,000
      Interest receivable                                                                      565
      Other assets                                                                             293
    Increase (decrease) in payables:
      Credit facility payable                                                          (24,080,000)
      UBS Admin Fee                                                                         (9,918)
      Professional fees                                                                     79,055
      Administration fee                                                                    (2,065)
      Other                                                                                 27,937
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                               39,218,089

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                    32,713,241
Members' withdrawals                                                                   (87,805,510)
Adviser withdrawals                                                                       (740,796)
Offering Costs                                                                             (12,065)
--------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                  (55,845,130)

Net decrease in cash and cash equivalents                                              (16,627,041)
Cash and cash equivalents--beginning of year                                            19,165,024
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                               $   2,537,983
--------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statments.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Event & Equity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A. PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's

                                                 UBS EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     B.   INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     The Fund has reclassified $5,355,510 and $18,883,608 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital contributions during the year ended December 31, 2006. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalent consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   REPURCHASE AGREEMENTS

     From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2006, there were no outstanding repurchase agreements.

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs

                                                 UBS EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net income in Members Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. A Special
     Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2006 and the year ended December 31, 2005 was $2,362,074 and $629,913, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the year ended December 31, 2006 and as of the year ended December 31, 2005, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2006 were $29,575.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

5.   CREDIT FACILITY

     Effective July 1, 2006 the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the

                                                 UBS EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

5.   CREDIT FACILITY (CONTINUED)

     portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 31, 2007. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period January 1, 2006 to December 31, 2006 the Funds' average interest rate paid on borrowings were 6.81% per annum and the average borrowings outstanding were $5,308,712. Interest expense for the period from January 1, 2006 to December 31, 2006 was $361,724, of which $4,188 is payable at year end.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2006, amounted to $87,250,000 and $82,110,607, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2006.

7.   INVESTMENTS

     As of December 31, 2006, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2006.

            Investment Objective                Cost               Fair value
            --------------------                ----               ----------
              Special Situations          $  107,250,000      $   144,353,550
              Long/Short Equity               63,000,000           89,230,817
              Distressed Securities           46,750,000           72,175,093
              Merger Arbitrage                27,500,000           40,012,993
                                          --------------      ---------------
                   Total                   $ 244,500,000      $   345,772,453
                                           =============      ===============

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2.5% (per annum) of net assets and performance incentive fees or allocations from 16.50% to 30% of net profits earned. Detailed information about the Investment Funds' portfolios is not available.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     A.   FINANCIAL ACCOUNTING STANDARDS BOARD (FASB) INTERPRETATION NO. 48 (FIN
          48)

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

     B.   STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 (FAS 157)

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

     11.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the years indicated:

                                                              YEARS ENDED DECEMBER 31,
                                         2006          2005             2004              2003              2002
                                         ----          ----             ----              ----              ----

     Ratio  of  net investment
     loss to average  net assets***    (1.50)%        (1.40)%          (1.46)%           (1.43)%            (1.57)%

     Ratio of total expenses to
     average  net assets  before
     incentive fee(a),***                1.56%         1.50%            1.49%              1.47%              1.67%

     Ratio of total  expenses to
     average  net  assets  after
     incentive fee(a),***, ****          2.22%         1.67%            1.90%              2.07%              1.68%

     Portfolio turnover rate            23.69%        27.45%            8.67%             31.46%             10.80%

     Total return before
     incentive allocation*              14.09%         3.25%            7.99%             14.81%             (2.91)%

     Total return after incentive
     allocation**                       13.38%         3.09%            7.58%             14.07%             (2.91)%

     Average debt ratio***               1.46%         0.04%                -                N/A                N/A

     Net asset value at end of
     year                          $351,300,639   $340,679,417     $343,730,804      $204,903,288       $150,499,511


     (a) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
     * Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.
     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.
     *** The average net assets used in the above ratios are calculated by using pre-tender net assets.
     **** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.


                                                                                                     UBS EVENT & EQUITY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          REALIZED AND
                                                                              % OF         UNREALIZED
                                                                             MEMBERS'      GAIN/(LOSS)
INVESTMENT FUND:                                  COST       FAIR VALUE      CAPITAL     FROM INVESTMENTS    LIQUIDITY    LOCK UP**
------------------------------------------------------------------------------------------------------------------------------------
Amber Fund, LTD                              $ 12,500,000   $ 18,660,679       5.31%       $ 6,160,679       Quarterly        X
Aspen Partners, L.P. Series A                           -      2,593,498       0.74          1,127,713       Annually
Brookdale International Partners, L.P.         16,750,000     21,127,827       6.02          3,730,372       Quarterly        X
Cycladic Catalyst Fund, L.P.                   12,000,000     14,062,531       4.00          1,140,447       Quarterly
Davidson Kempner Partners, LLC                 10,000,000     10,487,570       2.99            487,570       Annually
Gracie Capital L.P.                            11,000,000     17,336,348       4.93          1,658,685       Annually
Harbinger Capital Partners I, L.P. *           11,000,000     23,640,124       6.73          4,598,385       Quarterly
Highland Credit Strategies Fund, LTD           12,000,000     14,338,543       4.08          2,338,543       Quarterly
Jana Partners Fund, L.P.                       15,000,000     17,453,600       4.97          2,453,600       Quarterly
Jana Piranha Fund, L.P.                         6,000,000      6,732,317       1.92            732,317       Quarterly        X
LaGrange Capital Partners, L.P.                11,000,000     14,149,314       4.03          1,731,025       Annually
Marathon Special Opportunity Fund, L.P.         5,000,000      5,592,346       1.59            592,346       Quarterly
North Run Master, L.P.                         17,000,000     23,200,682       6.60          4,051,734       Quarterly
OZ Domestic Partners, L.P.                     17,500,000     29,525,422       8.40          4,583,530       Annually
Seneca Capital, L.P.                           14,000,000     25,322,068       7.21          4,510,755       Annually
Steel Partners Japan Strategic Fund, L.P.      10,000,000     10,831,579       3.08            831,579       Quarterly
Subprime Credit Strategies Fund II, L.P.        3,750,000      4,082,126       1.16            332,126       Quarterly
Tala Partners II, L.P.                          9,000,000      9,508,867       2.71            473,866      Semi-Annual
The Children's Investment Fund, L.P.           11,000,000     17,162,875       4.89          4,824,175       Annually         X
Trilogy Financial Partners, L.P.               15,000,000     21,928,456       6.24          3,195,158       Quarterly
Wesley Capital QP, L.P.                        15,000,000     22,339,781       6.36          3,528,429       Quarterly
Whitney New Japan Partners, L.P.               10,000,000     15,695,900       4.47         (4,755,837)      Quarterly
Redeemed Investment Funds                               -              -          -          4,285,353
                                           --------------  -------------    --------      ------------
TOTAL                                       $ 244,500,000   $345,772,453      98.43%      $ 52,612,550
                                           ==============  =============    ========      ============

* Name officially changed as of January 1, 2006, previously known as Harbert Distressed Fund, L.P.

** The Investment Funds provide for periodic redemptions. As of December 31, 2006, the Fund was subject to lock up provisions of up to three years from the initial investment.

                         UBS EVENT & EQUITY FUND, L.L.C.
                              RIDER FOR 2006 N-CSR

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on July 20, 2006. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors determined that the Fund's performance since inception was below the range of performance for its Comparable Funds. However, the Directors noted that for the first six months of 2006, the Fund's performance was above the median performance of its Comparable Funds. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was not out of line with that of the Comparable Funds, although higher than the median volatility.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was higher than the median management fee being charged to its respective Comparable Funds, although lower than the highest management fee being charged to any such Comparable Fund, and that the incentive fee being charged to the Fund was at the median incentive fee being charged to its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee and incentive fee being charged to the Fund were equal to the median fees being charged to all other Alternative Investment Group funds-of-funds. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

     The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN FUND
                                                                                      COMPLEX    OTHER TRUSTEESHIPS/
                                 TERM OF OFFICE                                      OVERSEEN     DIRECTORSHIPS HELD
                                 AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY       BY DIRECTOR OUTSIDE
NAME, AGE AND ADDRESS            TIME SERVED(1)         DURING PAST 5 YEARS         DIRECTOR(2)      FUND COMPLEX
----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
George W. Gowen (77)                 Term --       Law partner of Dunnington,            13            None
UBS Financial Services Inc.        Indefinite      Bartholow & Miller
1285 Avenue of the Americas       Length--since
New York, NY 10019              Commencement of
Director                           Operations
----------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (60)               Term --       Professor of Financial                13            None
UBS Financial Services Inc.        Indefinite      Accounting of the Graduate
1285 Avenue of the Americas       Length--since    School of Business, Columbia
New York, NY 10019              Commencement of    University
Director                           Operations
----------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (64) (3)              Term --       Senior Advisor for Morgan             35       Director of:
UBS Financial Services Inc.        Indefinite      Stanley & Co. Incorporated and                 Primedia, Inc.,
1285 Avenue of the Americas       Length--since    Dean Emeritus and Professor at                 Federated
New York, NY 10019              Commencement of    Columbia Business School                       Department Stores,
Director                           Operations                                                     Inc.,
                                                                                                  Revlon, Inc. and
                                                                                                  SAPPI, Ltd.
----------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (45)                Term --       Managing Director of UBS              N/A           N/A
UBS Financial Services Inc.        Indefinite      Financial Services Inc. since
1285 Avenue of the Americas       Length--since    June 2005
New York, NY 10019               July 19, 2005     Prior to June 2005, Managing
Principal Executive Officer                        Director and Head of
                                                   Alternative Investments at
                                                   United States Trust Company,
                                                   N.A.
----------------------------------------------------------------------------------------------------------------------
Philip Tazza (48)                    Term --       Executive Director of UBS             N/A           N/A
UBS Financial Services Inc.        Indefinite      Financial Services, Inc. since
51 West 52nd Street               Length--since    May 22, 2006.  Prior to May 22,
New York, NY 10019                May 22, 2006     2006, Head of Regulatory
Principal Accounting Officer                       Implementation and Chief
                                                   Operating Officer of Investment
                                                   Management at Bank of America
----------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (47)               Term --       Assistant Director of                 N/A           N/A
UBS Financial Services Inc.        Indefinite      Compliance of UBS Financial
51 West 52nd Street               Length--since    Services Inc. since 2003
New York, NY 10019               July 19, 2005     Prior to 2003, Chief Compliance
Chief Compliance Officer                           Officer of LibertyView Capital
                                                   Management, Inc., an investment
                                                   adviser, and LibertyView
                                                   Alternative Asset Management,
                                                   Inc., an NASD broker-dealer
----------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Of the 35 funds/portfolios in the complex as of December 31, 2006, 22 are advised by an affiliate of UBS Financial Services Inc. and 13 comprise UBS Financial Services' Alternative Investment Group of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.


UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG                          2



ITEM 2.   CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $54,140 in 2006 and $51,498 in 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 in 2006 and $4,500 in 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $113,000 in 2006 and $91,000 in 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2006 and $0 in 2005.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.0 million in 2006 and $3.1 million in 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.

                      PROXY-VOTING POLICIES AND PROCEDURES


A. INTRODUCTION

         UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

         Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

         Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

         Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

  >> A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

  >> The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

  >> Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

  >> Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.


                  Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

                           ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict
of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

                  If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     >> Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     >> Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     >> Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or


     >> Such other method as is deemed appropriate under the circumstances given the nature of the conflict.


E. ANNUAL FILING OF PROXY VOTING RECORD

         The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

         Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report): (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and (iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

         The  Adviser  shall   maintain  the  following   records   relating  to
proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     >>  A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     >>  A record of each vote cast by the Adviser on behalf of the Fund(s);

     >> A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     >> A copy of any document relating to the identification and resolution of conflicts of interest;

     >> A copy of any document created by the Adviser that was material to a proxy-voting decision or that memorialized the basis for that decision; and

A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        UBS EVENT & EQUITY FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

         The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder and Joseph M. Sciortino, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

         Mr. Sienko has served as a Portfolio Manager of the Fund since October 2001, and as head of the Adviser's portfolio management group since 1998. Prior thereto, Mr. Sienko served from 1996 to 1997 as Product Manager, and from 1997 to 1998 as a Fund Manager in the UBS Financial Services Alternative Investment Group. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been associated with the Fund since October 2001 and joined the portfolio management team in 2005. Mr. Sinder has been associated with the Adviser since 1998 and is also a Director of UBS Financial Services. Mr. Sciortino has been associated with the Fund since December 2006 and joined the portfolio management team at that time. Mr. Sciortino has been associated with the Adviser since 2006 and is also an Associate Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006.

         The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

         Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

         Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

         A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

         The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

         The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its
Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

         The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO, JR.


  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   Number of                           Number of                         Number of
  Accounts(1)       Assets Managed    Accounts(2)      Assets Managed     Accounts       Assets Managed
  -----------       --------------    -----------      --------------     --------       --------------
       7            $2.14 billion           3          $165 million           0                 N/A

RUSSELL SINDER


  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   Number of                           Number of                         Number of
  Accounts(3)       Assets Managed    Accounts(2)      Assets Managed     Accounts       Assets Managed
  -----------       --------------    -----------      --------------     --------       --------------
       3            $681 million            1           $27 million           0                 N/A


JOSEPH M. SCIORTINO


  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   Number of                           Number of                         Number of
  Accounts(3)       Assets Managed    Accounts(2)      Assets Managed     Accounts       Assets Managed
  -----------       --------------    -----------      --------------     --------       --------------
       3            $681 million            1           $27 million           0                 N/A

(1) Of these accounts, 4 accounts with total assets of approximately $921 million charge performance-based advisory fees.
(2) All of these accounts charge performance-based advisory fees.
(3) Of these accounts, 1 account with total assets of approximately $281 million charges a performance-based advisory fee.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(B) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940

         Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Event & Equity Fund L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           March 8, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           March 8, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date           March 8, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.